UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	April 17, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:39

Form 13F Information Table Value Total:$577,823(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  CTR WLD MINVL   464286525   30563   493033 SH        SOLE               493033
ISHARES TR                   S&P SMLCAP 600  464287804   20291   233067 SH        SOLE               233067
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   30816   845887 SH        SOLE               845887
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   26655   329236 SH        SOLE               329236
JOHNSON & JOHNSON            COM             478160104     422     5174 SH        SOLE                 5174
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209     310    10928 SH        SOLE                10928
APPLE INC                    COM             037833100   24064    54363 SH        SOLE                54363
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101   11027   145144 SH        SOLE               145144
AUTOMATIC DATA PROCESSING IN COM             053015103   14044   215960 SH        SOLE               215960
AMERICAN EXPRESS CO          COM             025816109   10519   155928 SH        SOLE               155928
BLACKROCK INC                COM             09247X101   19086    74298 SH        SOLE                74298
CSX CORP                     COM             126408103   13921   565218 SH        SOLE               565218
DOMINOS PIZZA INC            COM             25754A201   12462   242267 SH        SOLE               242267
E M C CORP MASS              COM             268648102   10477   438563 SH        SOLE               438563
ENERGIZER HLDGS INC          COM             29266R108    6725    67428 SH        SOLE                67428
EXPRESS SCRIPTS HLDG CO      COM             30219G108   11349   196966 SH        SOLE               196966
FEDEX CORP                   COM             31428X106   14519   147849 SH        SOLE               147849
GOOGLE INC                   CL A            38259P508   21488    27056 SH        SOLE                27056
INTERNATIONAL BUSINESS MACHS COM             459200101    1094     5127 SH        SOLE                 5127
JPMORGAN CHASE & CO          COM             46625H100   21097   444522 SH        SOLE               444522
COCA COLA CO                 COM             191216100   17361   429300 SH        SOLE               429300
KROGER CO                    COM             501044101   14572   439715 SH        SOLE               439715
MCDONALDS CORP               COM             580135101   18206   182629 SH        SOLE               182629
MONDELEZ INTL INC            CL A            609207105   10374   338858 SH        SOLE               338858
NIKE INC                     CL B            654106103   13738   232809 SH        SOLE               232809
NOVARTIS A G                 SPONSORED ADR   66987V109   18273   256502 SH        SOLE               256502
ORACLE CORP                  COM             68389X105     919    28414 SH        SOLE                28414
PEPSICO INC                  COM             713448108   15435   195109 SH        SOLE               195109
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    6635   101829 SH        SOLE               101829
ROSS STORES INC              COM             778296103   10184   168000 SH        SOLE               168000
REPUBLIC SVCS INC            COM             760759100   14297   433251 SH        SOLE               433251
SAP AG                       SPON ADR        803054204   13511   167760 SH        SOLE               167760
STATE STR CORP               COM             857477103    6250   105769 SH        SOLE               105769
STANLEY BLACK & DECKER INC   COM             854502101    6162    76108 SH        SOLE                76108
VISA INC                     COM CL A        92826C839   15519    91377 SH        SOLE                91377
WELLS FARGO & CO NEW         COM             949746101   18383   496985 SH        SOLE               496985
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   32222   406283 SH        SOLE               406283
SELECT SECTOR SPDR TR        SBI HEALTHCARE  81369Y209   39368   855667 SH        SOLE               855667
YUM BRANDS INC               COM             988498101    5485    76238 SH        SOLE                76238




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